January 2, 2003

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, NW

Washington, D.C. 20549

Re: VALIC Company II

File Numbers 333-53589 and 811-08789

CIK Number 0001062374

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby represent that, with respect to the Prospectus and Statement of Additional Information of the above-referenced fund, dated January 1, 2003, no changes were made from the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A, which was filed with the Securities and Exchange Commission on December 19, 2002.

Please provide a Notice of Acceptance for receipt of this filing.

Very truly yours,

/s/ Nori L. Gabert

Nori L. Gabert

Vice President and Secretary